Operating Leases - Rental Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Leases
Rental expenses	¥ 300,708	¥ 271,630	¥ 195,176